Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of exploration and evaluation assets

Tuligtic	December 31, 2025	December 31, 2024
Exploration and evaluation assets	$	$
Acquisition costs:
Opening balance	1	1
Closing balance	1	1
Deferred exploration costs:
Opening balance	-	-
Costs incurred during the year
Professional/technical fees	90,828	154,246
Travel and accommodation	1,755	35,931
Supplies and miscellaneous	-	78,709
Environmental and permit	767	35,391
Value-added tax (Note 4)	14,033	53,883
Refund - Value-added tax	(24,632)	(302,786)
Impairment of deferred exploration cost	(82,751)	(55,374)
Total deferred exploration costs during the year	-	-
Closing balance	-	-
Total exploration and evaluation assets	1	1